Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (563,000)	$ (440,000)	$ (681,000)	$ (1,028,000)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization	60,000	61,000	81,000	81,000
Amortization of debt issuance costs	37,000	82,000	108,000	126,000
Allowance for doubtful accounts	1,000	(2,000)	(2,000)	(16,000)
Provision for slow moving and obsolete inventory	114,000	63,000	96,000	134,000
Share-based payment expense	2,000	4,000	6,000	10,000
Director fee paid with restricted stock	31,000	5,000	17,000	6,000
Refinance fee paid with restricted stock	21,000	0	0	0
Changes in:
Accounts receivable	5,000	(38,000)	84,000	(88,000)
Inventory	94,000	66,000	113,000	320,000
Prepaid expenses and other current assets	(56,000)	11,000	23,000	93,000
Accounts payable	(48,000)	247,000	293,000	(15,000)
Accrued expenses and other current liabilities	9,000	78,000	94,000	138,000
Wages payable	(6,000)	(142,000)	(174,000)	19,000
Net cash used in operating activities	(299,000)	(5,000)	58,000	(220,000)
Cash flows from investing activities:
Purchase of property, plant, and equipment	(4,000)	0	0	0
Patent application costs	0	0	0	(22,000)
Net cash used in investing activities	(4,000)	0	0	(22,000)
Cash flows from financing activities:
Proceeds from debt financing	332,000	62,000	86,000	63,000
Payments on debt financing	(7,000)	(85,000)	(88,000)	0
Proceeds from Private Placement	164,000	0	0	200,000
Proceeds from lines of credit	3,449,000	2,876,000	3,835,000	4,216,000
Payments on lines of credit	(3,578,000)	(2,946,000)	(4,000,000)	(4,160,000)
Net cash provided by / (used in) financing activities	360,000	(93,000)	(167,000)	319,000
Net change in cash and cash equivalents	57,000	(98,000)	(109,000)	77,000
Cash and cash equivalents - beginning of period	4,000	113,000	113,000	36,000
Cash and cash equivalents - end of period	61,000	15,000	4,000	113,000
Supplemental disclosures of cash flow information:
Consulting expense paid with restricted stock	0	0	0	25,000
Debt issuance cost paid with restricted stock	0	14,000	14,000	19,000
Director Fee paid with restricted stock	31,000	5,000	17,000	6,000
Patent application costs	0	0	0	22,000
Loans converted to stock	39,000	0	0	0
Cash paid during period for interest	109,000	117,000	155,000	157,000
Cash paid during period for taxes	$ 2,000	$ 2,000	$ 0	$ 2,000